Comparative Figures	6 Months Ended
Sep. 30, 2024
Disclosure of comparative information prepared under previous GAAP [abstract]
Comparative Figures [Text Block]

26. Comparative Figures

Certain figures in the comparative period condensed interim consolidated statements of financial position, condensed interim consolidated statements of income (loss) and comprehensive income (loss), condensed interim consolidated statements of changes in equity and condensed interim consolidated statements of cash flows have been reclassified to meet the current presentation.